Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment
	December 31
	2014	2013
	US$ thousands	US$ thousands
Cost
Research and development equipment	1,720	1,661
Manufacturing equipment	614	614
Office furniture and equipment	1,494	1,449
Leasehold improvements	227	242
	4,055	3,966
Accumulated depreciation	3,584	3,466

Property and equipment, net	471	500